Derivative Financial Instruments and Hedging Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Effect of Derivative Financial Instruments [Abstract]
Derivative, Gain (Loss) on Derivative, Net	$ 939	$ 481	$ 512
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Notional	99,856	96,452
Fair Value of Derivative Assets	909	924
Fair Value of Derivative Liabilities	166	243
Derivative, Collateral, Obligation to Return Cash	3	0
Derivative Asset, Not Offset, Policy Election Deduction	113	167
Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Income Effect of Derivative Financial Instruments [Abstract]
Derivative, Gain (Loss) on Derivative, Net	(9)	(58)	(41)
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Notional	61,689	62,638
Interest Rate Contract [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Income Effect of Derivative Financial Instruments [Abstract]
Net interest settlements and accruals excluded from the assessment of hedge effectiveness	367	370	304
Ineffectiveness	4	3	20
Change in Unrealized Gain (Loss) on Fair Value Hedging Instruments	(120)	72	407
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	124	(69)	(387)
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Notional	33,175	28,964
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Income Effect of Derivative Financial Instruments [Abstract]
Derivative, Gain (Loss) on Derivative, Net	179	66	68
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Notional	1,791	1,713
Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Income Effect of Derivative Financial Instruments [Abstract]
Derivative, Gain (Loss) on Derivative, Net	398	100	161
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Notional	3,201	3,137
Affiliated Entity [Member]
Income Effect of Derivative Financial Instruments [Abstract]
Gains/(Losses) from derivative transactions	210	66	$ 68
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Fair Value of Derivative Assets	156	159
Fair Value of Derivative Liabilities	74	112
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Fair Value of Derivative Assets	487	670
Fair Value of Derivative Liabilities	80	16
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Fair Value of Derivative Assets	24	22
Fair Value of Derivative Liabilities	4	4
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Balance Sheet Effect of Derivative Financial Instruments [Abstract]
Fair Value of Derivative Assets	242	73
Fair Value of Derivative Liabilities	$ 8	$ 111